Cover Page	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Entity Address, State or Province	ON
Entity Address, City or Town	Stayner
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Entity Central Index Key	0001656472
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	CRONOS GROUP INC.